Income Taxes (Details) - Schedule of deferred tax assets	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Deferred Tax Assets [Abstract]
Depreciation	$ (24,850)
Amortization	(876,459)
Stock based compensation	5,545,450
Expected income tax benefit from NOL carry-forwards	20,744,537
Less valuation allowance	(25,388,679)
Deferred tax assets, net of valuation allowance